                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-08727
                                   ---------------------------------------------

                   SunAmerica Senior Floating Rate Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ    07311
--------------------------------------------------------------------------------
       (Address of principal executive offices)                   (Zip code)


                              Robert M. Zakem, ESQ.
                    Senior Vice President & General Counsel
                     AIG SunAmerica Asset Management Corp.
                    Harborside Financial Center 3200 Plaza 5
                             Jersey City, NJ 07311

--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 324-6363
                                                    ----------------------------

Date of fiscal year end:      December 31, 2003
                          -------------------------

Date of reporting period:     December 31, 2003
                           ------------------------

Item 1. Reports to Shareholders.
        SunAmerica Senior Floating Rate Fund, Inc. Annual Report at December 31, 2003.

                                    [GRAPHIC]



  SunAmerica

                           THE RETIREMENT SPECIALIST
    Senior Floating Rate Fund
    2003 ANNUAL REPORT


                                                    [LOGO] AIG Sun America
                                                               Mutual Funds

                        Table of Contents

                PRESIDENT'S LETTER..........................  1
                SENIOR FLOATING RATE FUND REVIEW AND OUTLOOK  2
                STATEMENT OF ASSETS AND LIABILITIES.........  4
                STATEMENT OF OPERATIONS.....................  5
                STATEMENTS OF CHANGES IN NET ASSETS.........  6
                STATEMENT OF CASH FLOWS.....................  7
                FINANCIAL HIGHLIGHTS........................  8
                PORTFOLIO OF INVESTMENTS.................... 11
                NOTES TO FINANCIAL STATEMENTS............... 16
                REPORT OF INDEPENDENT AUDITORS.............. 24
                DIRECTORS INFORMATION....................... 25

        December 31, 2003                                          ANNUAL REPORT



Dear Shareholder:

   In the pages that follow, we are pleased to present you with comments from Chris Jansen, portfolio manager of the Senior Floating Rate Fund, Inc. On December 31, 2003 the annual reporting period for the SunAmerica Senior Floating Rate Fund, Inc. came to a close on a favorable note, with the Fund generating its highest annual return since its inception on August 31, 1998.

   During 2003, the Fund benefited from investments in several industry sectors which had become substantially undervalued due to broad industry downturns in recent years. Among these, Telecommunications, Cable Television and Energy companies led the way among sectors that experienced above-market returns. As anticipated, when conditions within these industries began to improve, many bank loan prices in these industries also rose.

   Due to strengthening credit markets, the latter half of the year presented fewer such prospects. The Fund, nonetheless, continued to pursue credit analysis practices that enabled it to uncover important trends in the bank loan market early on, in order to capture more incremental gains when conditions to do so were present. In all, the Fund had an excellent year, with the positioning adopted in late 2002 serving the portfolio well over the 2003 annual period.

   We wish you the best in 2004 and thank you for your continued investment in the Senior Floating Rate Fund, Inc.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President
AIG SunAmerica Asset Management Corp.

--------
Past performance is no guarantee of future results.

        SunAmerica Senior Floating Rate Fund


Chris Jansen and Team, Portfolio Managers
Stanfield Capital Partners, LLC

In what ways did market conditions affect the Fund's performance during the annual period?

   The conditions in the beginning of 2003 provided the Fund with many opportunities to earn above-market returns. The market was still coming off very high default rates and very low pricing on many loans. We positioned the portfolio in late 2002 to take advantage of where the market was trading. As the loan markets strengthened through 2003, we saw an increase in Fund's net asset value, as well as in the market prices of the loans within the portfolio. However, as the year progressed, the opportunities to make these outsized returns on individual loans were not as plentiful. During the year, we also saw a small improvement in credit ratings, as well as a strengthening in the market as loan prices increased. Improving corporate credit conditions have attracted new capital to this market, in addition to providing many loan issuers with the opportunity to refinance at lower rates.

What role did sector selection play in the performance of the Fund this year?

   This year, the Fund invested in loans in the Cable Television industry, a main area in which the Fund made sizeable returns. We also garnered strong results from investment in the Telecommunications and Utilities sectors, both of which also generated outsized returns for the portfolio. Weak market pricing was the main reason we invested in both Cable Television and Telecommunications. We saw strong returns coming from these areas since the market had beaten down the prices of the loans at the beginning of the year. Our selection process for these holdings was an opportunistic one, guided by our perception that these holdings were undervalued.

   Two reasons accounted for the undervaluation. First, there were numerous defaults in the Telecommunications sector, which caused a general and quite steep decline in that industry. Many investors lost money in the sector, and as a result, loans reflected the situation, including those of very good operators. Similarly in Cable Television, although not to the extent that it occurred in the Telecommunications sector, the Adelphia corporate governance scandal cast a pall on that sector. During 2003, we held a loan of an Adelphia subsidiary which provided big returns as that sector began to recover. Generally speaking, there were good returns across the board in this sector because the recovery within it was broad-based. The Utilities sector had also been beaten down because of all the power trading problems. Since Utilities companies are heavily asset laden, there was an opportunity within this arena to get strong collateral packages and very well priced loans. These factors provided us with sound impetus to invest in this sector.

--------
Past performance is no guarantee of future results.

        SunAmerica Senior Floating Rate Fund


What role did individual securities selection play in terms of affecting the Fund's performance over the past year?

   The performance of the Fund clearly benefited in 2003 from specific security selection. We actively sought opportunities in the Cable Television, Telecommunications, Utilities and other sectors with the focus on achieving outsized returns. The tilt of the strategy was toward lower-rated companies since they had been beaten down in value a lot more than the rest of the market. In Cable Television, Century Cable was the Adelphia subsidiary we invested in while Adelphia was operating in bankruptcy. Charter Communications is another loan which brought us outsized returns. With both the Century Cable and Charter Communications loans, the company's capital structure and the loan's strong collateral package provided us with excellent security for the bank loan versus the bond.

   In the Telecommunications sector, Rural Cellular and Centennial Cellular worked out well for the portfolio. Both companies operate in rural areas, where there is less competition. Although they generated strong cash flows, their valuations were nonetheless impacted by the overall malaise in the Telecommunications industry. We recognized that both companies were fundamentally sound yet undervalued because of the then current difficulties affecting the entire industry. In the Energy sector, we also invested in the West Coast-based energy producer Calpine. This company addressed its cash flow problems by structuring bank loans that are extremely well collateralized and well priced because of the overall problems in that sector. These loans have been volatile, but they have also been strong performers overall for the portfolio.

--------
The Fund is not a money market fund and its net asset value may fluctuate. Investments in Loans involve certain risks including nonpayment of principal and interest; collateral impairment; nondiversification and borrower industry concentration; and lack of full liquidity, which may impair the Fund's ability to obtain full value for Loans sold. The Fund may invest all or substantially all of its assets in Loans or other securities that are rated below investment grade, or in comparable unrated securities. Credit risks include the possibility of a default on the Loan or bankruptcy of the borrower. The value of these Loans is subject to a greater degree of volatility in response to interest rate fluctuations.

Past performance is no guarantee of future results.

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- December 31, 2003

ASSETS:
Investments in loans and securities, at value (Cost,
 $144,651,311)................................................... $141,593,851
Cash.............................................................    1,666,358
Receivables for:
 Investments sold................................................    2,504,375
 Fund shares sold................................................      704,527
 Interest and dividend receivable................................      655,415
 Due from investment adviser.....................................      117,836
                                                                  ------------
 Total assets....................................................  147,242,362
                                                                  ------------
LIABILITIES:
Payables for:
 Fund shares repurchased.........................................    2,970,676
 Dividends payable...............................................      118,561
 Investment adviser..............................................      103,191
 Distribution and service fees...................................       82,767
 Administration fees.............................................       49,923
 Other accrued expenses..........................................      257,748
 Commitments (Note 10)...........................................           --
                                                                  ------------
 Total liabilities...............................................    3,582,866
                                                                  ------------
   Net assets.................................................... $143,659,496
                                                                  ============
NET ASSETS CONSIST OF:
Capital shares at par value of $.01.............................. $    154,039
Additional paid-in capital.......................................  172,742,914
                                                                  ------------
                                                                   172,896,953
Accumulated undistributed net investment income (loss)...........      (32,849)
Accumulated net realized gain (loss).............................  (26,147,148)
Unrealized appreciation (depreciation) on investments............   (3,057,460)
                                                                  ------------
   Net assets.................................................... $143,659,496
                                                                  ============

                                                                                           Class B     Class C      Class D
NET ASSET VALUES:                                                                        ----------- ------------ -----------
Net assets.............................................................................. $26,565,174 $103,725,716 $13,368,606
Shares outstanding......................................................................   2,848,455   11,121,990   1,433,429
Net Asset Value, offering and redemption price per share (excluding any
  applicable contingent deferred sales charges)......................................... $      9.33 $       9.33 $      9.33
                                                                                         =========== ============ ===========


See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF OPERATIONS -- For the year ended December 31, 2003


INVESTMENT INCOME:
Interest........................................................... $ 6,324,831
Dividends..........................................................      57,724
Facility and other fee income (Note 2).............................   1,114,084
                                                                    -----------
   Total income....................................................   7,496,639
                                                                    -----------
EXPENSES:
Investment advisor fee.............................................   1,091,115
Distribution and service maintenance fee -- for Class B............     214,333
Distribution and service maintenance fee -- for Class C............     646,201
Transfer agent fee and expenses -- Class B.........................      36,500
Transfer agent fee and expenses -- Class C.........................      64,080
Transfer agent fee and expenses -- Class D.........................      23,800
Administration fees................................................     515,003
Accounting service fees............................................      67,535
Custody fee........................................................      55,594
Printing expense...................................................     132,593
Audit fees.........................................................     113,565
Legal fees.........................................................      59,370
Directors' fees and expenses.......................................      32,481
Interest expense...................................................      11,786
Miscellaneous expense..............................................      84,127
                                                                    -----------
  Total expenses before waivers/reimbursements and custody credits.   3,148,083
  Expenses waived/reimbursed by investment adviser.................  (1,159,316)
  Custody credits earned on cash balances..........................      (4,574)
                                                                    -----------
   Net expenses....................................................   1,984,193
                                                                    -----------
Net investment income (loss).......................................   5,512,446
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investment transactions................  (5,464,399)
Change in unrealized appreciation (depreciation) on investments....  13,022,369
                                                                    -----------
Net realized and unrealized gain (loss) on investments.............   7,557,970
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.... $13,070,416
                                                                    ===========

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CHANGES IN NET ASSETS


                                                                                         For the year ended For the year ended
                                                                                         December 31, 2003  December 31, 2002
                                                                                         ------------------ ------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)..........................................................    $  5,512,446       $  7,523,444
  Net realized gain (loss) on investment transactions...................................      (5,464,399)        (6,967,383)
  Change in unrealized appreciation (depreciation) on investments.......................      13,022,369          2,298,689
                                                                                            ------------       ------------
Net increase (decrease) in net assets resulting from operations.........................      13,070,416          2,854,750

Distributions to shareholders from:
  Net investment income (Class B).......................................................      (1,250,414)        (1,634,402)
  Net investment income (Class C).......................................................      (3,676,409)        (4,660,669)
  Net investment income (Class D).......................................................        (636,830)          (924,225)
                                                                                            ------------       ------------
Total distributions to shareholders.....................................................      (5,563,653)        (7,219,296)
                                                                                            ------------       ------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 3)    $  3,107,689       $(71,961,280)
                                                                                            ------------       ------------
Total increase (decrease) in net assets.................................................      10,614,452        (76,325,826)
Net Assets:
Beginning of period.....................................................................     133,045,044        209,370,870
                                                                                            ------------       ------------
End of period...........................................................................    $143,659,496       $133,045,044
                                                                                            ============       ============
Accumulated undistributed net investment income (loss)..................................    $    (32,849)      $     18,358
                                                                                            ============       ============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        STATEMENT OF CASH FLOWS -- For the year ended December 31, 2003


INCREASE (DECREASE) IN CASH
Cash flows from operating activities:
Net increase in net assets from operations....................................................................... $  13,070,416

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
  Purchase of loans..............................................................................................  (159,415,182)
  Proceeds from loans sold.......................................................................................    90,164,808
  Loan principal paydowns........................................................................................    78,249,727
  Purchases -- funding fees......................................................................................     1,966,373
  Purchase of short-term securities, net.........................................................................    (8,696,365)
  Accretion of facility fee income...............................................................................      (817,951)
  Decrease in dividends and interest.............................................................................       136,016
  Increase in receivables for investments sold...................................................................    (2,281,380)
  Decrease in amount due from investment adviser.................................................................        54,625
  Decrease in other assets.......................................................................................        23,768
  Increase in payable to the investment adviser..................................................................         4,928
  Increase in other liabilities..................................................................................        57,860
  Unrealized appreciation on investments.........................................................................   (13,022,369)
  Net realized loss from investments.............................................................................     5,464,399
                                                                                                                  -------------
Net cash provided by operating activities........................................................................ $   4,959,673
                                                                                                                  -------------
Cash flows from financing activities:
Proceeds from shares sold........................................................................................    41,913,884
Payment on shares redeemed.......................................................................................   (43,861,417)
Cash dividends paid (not including reinvested dividends of $3,763,325)...........................................    (1,884,442)
                                                                                                                  -------------
Net cash used in financing activities............................................................................ $  (3,831,975)
                                                                                                                  -------------
Net increase in cash.............................................................................................     1,127,698
Cash balance at beginning of period..............................................................................       538,660
                                                                                                                  -------------
Cash balance at end of period.................................................................................... $   1,666,358
                                                                                                                  =============

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Class B
                                              ----------------------------------------------
                                                Year     Year     Year      Year      Year
                                               ended    ended    ended      ended     ended
                                              12/31/03 12/31/02 12/31/01  12/31/00* 12/31/99*
                                              -------- -------- --------  --------- ---------
Net Asset Value, Beginning of Period......... $  8.78  $  9.03  $  9.64    $  9.98   $  9.98
Investment Operations:
Net investment income (loss).................    0.40@    0.40@    0.58@      0.75      0.69
Net realized and unrealized gain (loss) on
 investments.................................    0.54    (0.26)   (0.60)     (0.33)     0.00
                                              -------  -------  -------    -------   -------
 Total from investment operations............    0.94     0.14    (0.02)      0.42      0.69
                                              -------  -------  -------    -------   -------
Distributions:
Dividends from net investment income.........   (0.39)   (0.39)   (0.59)     (0.76)    (0.69)
                                              -------  -------  -------    -------   -------
Net Asset Value, End of Period............... $  9.33  $  8.78  $  9.03    $  9.64   $  9.98
                                              -------  -------  -------    -------   -------
Total Return(1)..............................   10.95%    1.54%   (0.41%)     4.61%     7.13%
Ratios/Supplemental Data
Net assets, end of period ($000's)........... $26,565  $31,906  $42,335    $50,966   $37,439
Ratio of net expenses to average net assets..    1.54%    1.45%    1.45%      1.42%     0.70%
Ratio of net investment income to average
 net assets..................................    4.35%    4.42%    6.23%      7.85%     6.87%
Portfolio turnover rate......................      75%     112%      69%        41%       30%
Expense ratio before waiver of fees and
 reimbursement of expenses...................    2.57%    2.51%    2.47%      2.31%     2.29%
Net investment income ratio before waiver of
 fees and reimbursement of expenses..........    3.33%    3.36%    5.21%      6.96%     5.28%

--------
 @ Calculated based upon average shares outstanding.
 * The financial statements of the Fund for the periods prior to January 1, 2001 were audited by other independent auditors whose report dated February 23, 2001 expressed an unqualified opinion on the statements.
(1) Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                   Class C
                                              ------------------------------------------------
                                                Year      Year      Year      Year      Year
                                               ended     ended     ended      ended     ended
                                              12/31/03  12/31/02  12/31/01  12/31/00* 12/31/99*
                                              --------  -------- --------   --------- ---------
Net Asset Value, Beginning of Period......... $   8.78  $  9.03  $   9.64   $   9.98  $   9.98
Investment Operations:
Net investment income (loss).................     0.38@    0.40@     0.57@      0.76      0.69
Net realized and unrealized gain (loss) on
 investments.................................     0.56    (0.27)    (0.60)     (0.33)     0.00
                                              --------  -------  --------   --------  --------
 Total from investment operations............     0.94     0.13     (0.03)      0.43      0.69
                                              --------  -------  --------   --------  --------
Distributions:
Dividends from net investment income.........    (0.39)   (0.38)    (0.58)     (0.77)    (0.69)
                                              --------  -------  --------   --------  --------
Net Asset Value, End of Period............... $   9.33  $  8.78  $   9.03   $   9.64  $   9.98
                                              --------  -------  --------   --------  --------
Total Return(1)..............................    10.92%    1.47%    (0.45)%     4.60%     7.12%
Ratios/Supplemental Data
Net assets, end of period ($000's)........... $103,726  $86,101  $140,664   $227,662  $173,322
Ratio of net expenses to average net assets..     1.59%    1.50%     1.50%      1.43%     0.79%
Ratio of net investment income to average
 net assets..................................     4.22%    4.33%     6.28%      7.85%     6.82%
Portfolio turnover rate......................       75%     112%       69%        41%       30%
Expense ratio before waiver of fees and
 reimbursement of expenses...................     2.51%    2.48%     2.52%      2.32%     2.25%
Net investment income ratio before waiver of
 fees and reimbursement of expenses..........     3.31%    3.36%     5.26%      6.96%     5.36%

--------
 @ Calculated based upon average shares outstanding.
 * The financial statements of the Fund for the periods prior to January 1, 2001 were audited by other independent auditors whose report dated February 23, 2001 expressed an unqualified opinion on the statements.
(1) Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        FINANCIAL HIGHLIGHTS -- (continued)
--------------------------------------------------------------------------------


                                                                       Class D
                                                             --------------------------
                                                                                Period
                                                                                 from
                                                               Year     Year   05/02/01*
                                                              ended    ended    through
                                                             12/31/03 12/31/02 12/31/01
                                                             -------- -------- ---------
Net Asset Value, Beginning of Period........................ $  8.78  $  9.03   $  9.46
Investment Operations:
Net investment income (loss)@...............................    0.43     0.43      0.35
Net realized and unrealized gain (loss) on investments......    0.54    (0.27)    (0.42)
                                                             -------  -------   -------
 Total from investment operations...........................    0.97     0.16     (0.07)
                                                             -------  -------   -------

Distributions:
Dividends from net investment income........................   (0.42)   (0.41)    (0.36)
                                                             -------  -------   -------
Net Asset Value, End of Period.............................. $  9.33  $  8.78   $  9.03
                                                             -------  -------   -------
Total Return(1).............................................   11.28%    1.72%    (0.79)%
Ratios/Supplemental Data
Net assets, end of period ($000's).......................... $13,369  $15,037   $26,372
Ratio of net expenses to average net assets.................    1.25%    1.25%     1.25%#
Ratio of net investment income to average net assets........    4.63%    4.58%     5.66%#
Portfolio turnover rate.....................................      75%     112%       69%
Expense ratio before waiver of fees and reimbursement of
 expenses...................................................    1.86%    1.77%     2.27%#
Net investment income ratio before waiver of fees and
 reimbursement of expenses..................................    4.02%    4.06%     4.64%#

--------
 * Commencement of Operations
 @ Calculated based upon average shares outstanding.
 # Annualized
(1) Total return is not annualized and does not reflect sales load but does include expense reimbursements.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2003

                                                             Ratings/(1)/
                                                             ------------
                                                                          Interest Maturity   Principal
          Industry Description                   Type        Moody's S&P    Rate   Date/(2)/   Amount        Value
---------------------------------------------------------------------------        -         -------------------------
LOANS/(3) /-- 85.41%
Automobile -- 5.07%
  Collins & Aikman Products Co............ BTL-B               B1     B+    4.75%  12/31/05  $  1,484,022 $  1,485,506
  Polypore, Inc.@......................... BTL-C              Ba3    BB-    4.25   12/31/07     1,477,500    1,491,659
  Tenneco Automotive, Inc................. BTL-B               B2     B     3.25   12/12/10       689,655      698,850
  Tenneco Automotive, Inc................. Tranche B1          B2     B     3.25   12/17/10       310,345      314,483
  TRW Automotive Acquisitions Corp........ BTL-A              Ba3     BB    3.50    2/28/09       768,293      774,455
  TRW Automotive Acquisitions Corp........ BTL-C1             Ba3     BB    3.50    2/28/11     1,500,000    1,513,751
  United Components, Inc.................. BTL-C               B1    BB-    2.75    6/30/10       990,000      998,868
                                                                                                          ------------
                                                                                                             7,277,572
                                                                                                          ------------
Beverage, Food and Tobacco -- 4.21%
  Commonwealth Brands, Inc................ BTL                 B1     B+    4.00    8/28/07     1,044,333    1,049,555
  Doane Pet Care Co.@..................... BTL-B               B2     B-    4.75   12/31/05       283,756      284,702
  Doane Pet Care Co.@..................... BTL-C               B2     B-    4.75   12/31/06        55,127       55,438
  Dole Foods, Inc......................... BTL-C               B1     BB    2.50    9/28/08       290,951      295,043
  DS Waters Enterprises, LP............... BTL                 B1     B+    2.75    11/7/09     1,000,000    1,015,417
  Merisant Co............................. BTL-B              Ba3     B+    2.75    1/11/10       840,000      848,663
  NBTY, Inc............................... BTL-C              Ba2     BB    2.00    6/30/09     1,496,250    1,506,225
  Nellson Nutraceutical, Inc.............. BTL                 NR     NR    3.00    10/4/09       987,500      997,992
                                                                                                          ------------
                                                                                                             6,053,035
                                                                                                          ------------
Broadcasting and Entertainment -- 10.59%
  CC VI Operating Partnership............. BTL-B               B3    CCC+   2.50   11/12/08       464,587      444,958
  Century Cable Holdings, LLC(4)@......... Discretionary BTL   NR     NR    4.71   12/31/09     2,500,000    2,295,832
  Century -- TCI California LP(5)@........ Revolver            NR     NR    2.00   12/31/07     1,000,000      969,000
  Charter Communications Operating, LLC... BTL-B               B3    CCC+   2.75    3/18/08     1,708,826    1,656,387
  Classic Cable, Inc.@.................... BTL-A               NR     NR    4.00    1/16/08     1,430,432    1,394,671
  Classic Cable, Inc.@.................... BTL-B               NR     NR    4.75    1/16/09       989,997      965,247
  DIRECTV Holdings, LLC................... BTL-B1             Ba3    BB-    2.75     3/6/10     2,500,000    2,517,032
  Insight Midwest Holdings, LLC........... BTL-B               B1     BB    2.75   12/31/09     1,000,000    1,004,297
  PANAMSAT Corp........................... Tranche B1         Ba2     BB    2.50    9/30/10       525,000      531,015
  Pegasus Media and Communications, Inc.@. Initial BTL        Caa1   CCC+   3.50    4/30/05       905,691      890,974
  Pegasus Media and Communications, Inc... Tranche D          Caa1   CCC+   7.00    7/31/06       997,500    1,012,463
  RCN Corp................................ BTL-B               Ca     C     4.00    6/30/07     1,615,752    1,534,964
                                                                                                          ------------
                                                                                                            15,216,840
                                                                                                          ------------
Buildings & Real Estate -- 1.25%
  Associated Materials, Inc............... BTL                 B1     B+    2.75    8/29/10       802,632      811,326
  Lennar Corp............................. Facility C         Baa3   BBB-   1.75   12/15/08       986,667      989,997
                                                                                                          ------------
                                                                                                             1,801,323
                                                                                                          ------------
Cargo Transport -- 2.76%
  Atlas Freighter Leasing III, Inc.(5)@... BTL-A               B1    BB-    4.13    4/25/05       350,257      269,698
  Moran Transportation Co. @.............. BTL                 B1    BB-    3.00     8/8/09       995,000    1,004,950
  Pacer International Co.................. BTL                 B1    BB-    2.75    6/10/10     1,678,431    1,692,769
  Yellow Roadway Corp..................... BTL                Ba1    BBB    1.75   12/11/08       454,545      457,386
  Yellow Roadway Corp..................... LOC                Ba1    BBB-   1.75   12/11/08       545,455      548,864
                                                                                                          ------------
                                                                                                             3,973,667
                                                                                                          ------------

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2003 -- (continued)

                                                           Ratings/(1)/
                                                           -----------
                                                                        Interest Maturity   Principal
             Industry Description                  Type    Moody's  S&P   Rate   Date/(2)/   Amount        Value
-------------------------------------------------------------------------        -         -------------------------
Chemicals, Plastics and Rubber -- 6.06%
  Huntsman Corp.@.............................. BTL-A        B2      B    4.75%   3/31/07  $  1,112,452 $  1,047,930
  Huntsman Corp.@.............................. BTL-B        B2      B    7.75    3/31/07       842,247      793,397
  Huntsman International, LLC.................. BTL-B        B2     B-    4.25    6/30/07     1,414,794    1,422,222
  Huntsman International, LLC.................. BTL-C        B2     B-    4.50    6/30/08     1,414,794    1,422,458
  Nalco Co..................................... BTL-B        B1     BB    2.50    11/4/10     1,000,000    1,005,125
  Rockwood Specialities Group, Inc............. BTL-C        B1     B+    2.75    7/23/10     1,500,000    1,508,437
  Westlake Chemical Corp....................... BTL-B        Ba3    BB    3.75    7/31/10     1,492,500    1,511,623
                                                                                                        ------------
                                                                                                           8,711,192
                                                                                                        ------------
Containers, Packaging and Glass -- 8.89%
  Berry Plastics Corp.......................... BTL-C        B1     B+    2.50    7/22/10       985,031      994,882
  Berry Plastics Corp.......................... Delay Draw   B1     B+    2.50    7/22/10       500,000      501,250
  Consolidated Container Co., LLC@............. BTL-B        B3     B-    4.25    6/30/07     2,230,901    2,126,791
  Constar International, Inc.@................. BTL-B        B2     BB-   4.50   11/20/09       821,254      818,517
  Graham Packaging Co.......................... Tranche 1    B3      B    4.00    2/14/10     1,494,737    1,508,003
  Graphic Packaging International Co........... BTL-B        B1     B+    2.75     8/8/10     1,492,500    1,512,462
  Owens-Illinois Group, Inc.................... BTL-A        B2     BB    3.25     4/1/07     1,000,000    1,005,625
  Owens-Illinois Group, Inc.................... BTL-B        B2     BB    2.75     4/1/08     2,500,000    2,523,958
  Pliant Corp. (Huntsman Pack)................. BTL-B        B3     B+    4.75    5/31/08     1,774,075    1,777,401
                                                                                                        ------------
                                                                                                          12,768,889
                                                                                                        ------------
Diversified/Conglomerate Manufacturing -- 1.33%
  Colfax Corp.................................. BTL-B        Ba3    BB-   3.75    5/30/09       737,917      741,606
  Colfax Corp.................................. BTL-C        Ba3    BB-   6.25    5/30/10       166,667      166,667
  St. Mary's Cement Corp....................... BTL-B        B1     BB-   2.50    12/4/09     1,000,000    1,004,688
                                                                                                        ------------
                                                                                                           1,912,961
                                                                                                        ------------
Diversified/Conglomerate Service -- 1.23%
  Bridge Information Systems, Inc.(6)@+........ BTL-B        NR     NR    4.00    5/29/05       537,771       59,155
  United Rental, Inc........................... BTL          Ba3    BB    3.00    8/31/07     1,693,304    1,705,607
                                                                                                        ------------
                                                                                                           1,764,762
                                                                                                        ------------
Ecological -- 0.82%
  Allied Waste North America, Inc.............. BTL          B1     BB-   2.75    1/15/10       846,429      857,679
  Allied Waste North America, Inc.............. Tranche A    B1     BB-   2.75    1/15/10       142,857      144,658
  IT Group, Inc.(6)@+.......................... BTL-B        NR      D    3.38     6/1/06     2,114,716      169,177
                                                                                                        ------------
                                                                                                           1,171,514
                                                                                                        ------------
Electronics -- 2.41%
  Dynamic Details, Inc.@....................... Tranche B1   NR     NR    4.50    4/22/05        82,899       74,609
  Fairchild Semiconductor Corp................. BTL-B        Ba3    B+    2.50    6/19/08     1,492,500    1,506,492
  Semiconductors Components Industries, LLC.... BTL-E        B3      B    3.25     8/4/07       434,874      436,777
  Solectron Corp.@............................. Revolver     B1     B+    3.00    2/12/04     1,500,000    1,443,750
                                                                                                        ------------
                                                                                                           3,461,628
                                                                                                        ------------

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2003 -- (continued)

                                                    Ratings/(1)/
                                                    -----------
                                                                 Interest Maturity   Principal
            Industry Description              Type  Moody's  S&P   Rate   Date/(2)/   Amount        Value
------------------------------------------------------------------        -         -------------------------
Farming and Agriculture -- 1.70%
  Seminis Vegetable Seeds, Inc.............. BTL-B    NR     NR    3.25%   9/29/09  $    997,500 $  1,010,592
  United Industries Corp.................... BTL-B    B1     B+    4.00    1/20/06     1,413,195    1,423,794
                                                                                                 ------------
                                                                                                    2,434,386
                                                                                                 ------------
Healthcare, Education and Childcare -- 8.55%
  Conmed, Inc............................... BTL-C   Ba3     BB-   2.25   12/15/09     1,872,832    1,895,072
  Connecticare Capital, LLC................. BTL      B1     B+    3.75   10/30/09       987,500      997,992
  Cross Country Healthcare, Inc............. BTL     Ba1     BB-   3.25     6/5/09       745,570      756,753
  Dade Behring, Inc......................... BTL-B    B1     BB    2.75    10/3/08       722,779      730,007
  Da Vita, Inc.............................. BTL-B   Ba3     BB-   2.25    3/31/09     1,989,226    2,002,368
  Hanger Orthopedic Group, Inc.............. BTL-B    NR     B+    2.75    6/30/09     1,000,000    1,010,000
  Iasis Healthcare Corp..................... BTL-B    B1     B+    4.25     2/7/09     1,380,000    1,396,819
  Insight Health Services Acquisition Corp.. BTL-B    B1     B+    3.50   10/17/08       977,494      982,382
  Oxford Health Plans, Inc.................. BTL     Ba2     BB+   2.25    4/30/09       497,500      499,915
  Pacificare Health Systems, Inc............ BTL     Ba3     BB+   2.75     6/3/08       995,000    1,003,291
  Quintiles Transnational Corp.............. BTL-B    B1     BB-   4.25    9/25/09       997,500    1,008,722
                                                                                                 ------------
                                                                                                   12,283,321
                                                                                                 ------------
Home and Office Furnishings, Housewares -- 0.62%
  National Bedding Co....................... BTL-B    B1     B+    3.75    8/31/08       876,889      885,247
                                                                                                 ------------
Hotels, Motels, Inns, and Gaming -- 3.86%
  Extended Stay America, Inc. .............. BTL-B   Ba3     BB-   3.75    1/15/08     1,844,913    1,864,746
  Marina District Finance Co., Inc.......... BTL-B    B2     B+    4.00   12/13/07     1,496,250    1,515,888
  Penn National Gaming...................... BTL-D    B1     BB-   2.50     9/1/07       550,292      557,085
  Wyndham International, Inc.@.............. BTL-I    B2     B-    4.75    6/30/06     1,682,530    1,605,240
                                                                                                 ------------
                                                                                                    5,542,959
                                                                                                 ------------
Leisure, Amusement, Entertainment -- 2.09%
  Affinity Group, Inc....................... BTL-B1  Ba3     BB-   4.00    6/17/09       425,357      426,620
  Affinity Group, Inc....................... BTL-B2  Ba3     BB-   4.00    6/17/09     1,063,393    1,066,550
  Vivendi Universal Entertainment, LLP...... BTL-B   Ba3     BB    2.75    6/30/08     1,500,000    1,512,375
                                                                                                 ------------
                                                                                                    3,005,545
                                                                                                 ------------
Mining, Steel, Iron and Nonprecious Metals -- 1.91%
  CII Carbon, LLC@.......................... BTL      NR     NR    3.00    6/25/08       203,048      194,926
  Ispat Inland LP(7)@#...................... BTL-B   Caa2    B-    3.75    7/16/05     1,216,364    1,013,068
  Ispat Inland LP(7)@#...................... BTL-C   Caa2    B-    3.75    7/16/06     1,216,364    1,013,068
  Ispat Sidbec, Inc.@#...................... BTL-B   Caa2    B-    4.25    7/16/04       305,174      262,449
  Ispat Sidbec, Inc.@#...................... BTL-C   Caa2    B-    4.75    7/16/05       305,174      262,449
                                                                                                 ------------
                                                                                                    2,745,960
                                                                                                 ------------

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2003 -- (continued)

                                                         Ratings/(1)/
                                                         ------------
                                                                      Interest Maturity   Principal
           Industry Description                 Type     Moody's S&P    Rate   Date/(2)/   Amount        Value
-----------------------------------------------------------------------        -         -------------------------
Oil and Gas -- 2.29%
  Basic Energy Services, Inc.@.............. BTL-B         B1     B     3.50%   10/3/09  $    744,643 $    746,504
  Tesoro Petroleum Corp. ................... Sr. Secured   B1    BB-    5.50    4/15/08       995,000    1,027,752
  Williams Production Co.@.................. BTL           B2     B+    3.75    5/30/07     1,492,500    1,513,022
                                                                                                      ------------
                                                                                                         3,287,278
                                                                                                      ------------
Personal and Nondurable Consumer Products -- 1.67%
  Church & Dwight Co., Inc.................. Tranche B     Ba3    BB    2.25    9/30/07     1,380,000    1,397,768
  Playtex Products, Inc..................... BTL-C         B2     B     3.50    5/31/09       994,949      996,505
                                                                                                      ------------
                                                                                                         2,394,273
                                                                                                      ------------
Personal, Goods and Misc. Services -- 1.24%
  Alderwoods Group, Inc..................... BTL           B2     B+    3.25    9/17/08       894,149      907,283
  Domino's, Inc............................. BTL           B1     B+    2.50    6/25/10       870,513      880,579
                                                                                                      ------------
                                                                                                         1,787,862
                                                                                                      ------------
Printing and Publishing -- 3.94%
  Dex Media East, LLC....................... BTL-B         Ba3   BB-    2.50     5/8/09       822,169      830,648
  Dex Media West, LLC....................... BTL-B         Ba3   BB-    2.75     3/9/10     1,415,278    1,432,969
  Haight Crossing Operating Co.@............ BTL           B3    CCC+   4.50    8/20/08     1,493,750    1,508,688
  R.H. Donnelly, Inc........................ BTL-B2        Ba3    BB    2.25    6/30/10       990,086    1,004,044
  Reader's Digest Associations, Inc......... BTL-B         Ba1    BB    3.00    5/20/08       882,586      886,289
                                                                                                      ------------
                                                                                                         5,662,638
                                                                                                      ------------
Retail Stores -- 1.40%
  General Nutrition Centers, Inc............ BTL-B         B1     B+    3.00    12/5/09     1,000,000    1,010,313
  Quality Stores (Central Tractor)(6)@#+.... BTL-B         NR     NR    3.75    4/30/06       868,632           --
  Weight Watchers International, Inc........ BTL-B         Ba1    BB    2.25   12/31/09       881,798      891,057
  Weight Watchers International, Inc........ BTL-C         Ba1    BB    2.25   12/31/09       113,202      114,298
                                                                                                      ------------
                                                                                                         2,015,668
                                                                                                      ------------
Telecommunications -- 7.78%
  Alamosa PCS, Inc.@........................ BTL           NR     CC    3.50    2/14/08       879,870      871,071
  Centennial Puerto Rico Operations Corp. .. BTL-B         B3     B-    3.25    5/31/07       364,876      366,114
  Centennial Puerto Rico Operations Corp. .. BTL-C         B3     B-    3.50   11/30/07       569,055      570,986
  Crown Castle Operating Co................. BTL-B         B1     B-    3.50    9/30/10       997,500    1,013,442
  Nextel Finance Co. ....................... BTL-E         Ba3   BB-    2.25   12/15/10     2,722,500    2,738,879
  Ntelos, Inc.@............................. BTL-B         NR     B     4.00    7/25/07     1,430,097    1,408,646
  Qwest Corp................................ BTL-A         Ba3    B-    4.75    6/30/07     1,000,000    1,055,000
  Rural Cellular Corp....................... BTL-B         B3     B-    3.50    10/3/08     1,107,001    1,110,065
  Rural Cellular Corp....................... BTL-C         B3     B-    3.75     4/3/09     1,107,001    1,109,867
  TSI Telecommunications Services, Inc.@.... BTL-B         B1     B+    4.50   12/31/06       924,885      926,041
                                                                                                      ------------
                                                                                                        11,170,111
                                                                                                      ------------

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        PORTFOLIO OF INVESTMENTS -- December 31, 2003 -- (continued)

                                                   Ratings/(1)/
                                                   -----------
                                                                Interest Maturity   Principal
          Industry Description              Type   Moody's  S&P   Rate   Date/(2)/   Amount       Value
-----------------------------------------------------------------        -         ------------------------
Textiles and Leather -- 0.00%
  Globe Manufacturing Corp.(6)@#+........ BTL-B      NR     NR    2.75%  7/15/06   $   837,014 $         --
                                                                                               ------------
Utilities -- 3.74%
  AES Corp............................... BTL        B2     B+    4.00   4/30/08     1,500,000    1,514,866
  Allegheny Energy Supply Co............. 2nd Lien   B3      B   10.50   4/18/05       143,202      143,000
  Allegheny Energy Supply Co............. 2nd Lien   B3      B    6.00   4/18/05     1,283,452    1,281,647
  Calpine Corp.@......................... BTL        B2      B    5.75   7/16/07     2,493,750    2,433,277
  Weststar Energy, Inc.@................. Revolver   Ba2    BB+   3.00    6/6/05         6,667        6,542
                                                                                               ------------
                                                                                                  5,379,332
                                                                                               ------------
  Total Loans (Cost $125,754,628).....................................                         $122,707,963
                                                                                               ------------
COMMON STOCK-- 0.06%                                                                 Shares

Telecommunications -- 0.06 %
  Global Crossing Holding LTD (Cost $94,465)..........................                   2,699       83,670
                                                                                               ------------
REGISTERED INVESTMENT COMPANIES -- 13.09%
  SSgA Money Market Fund (Cost $18,802,218)...........................              18,802,218 $ 18,802,218
                                                                                               ------------
TOTAL INVESTMENTS -- 98.56%
  (Cost $144,651,311*)................................................                         $141,593,851
                                                                                               ------------
OTHER ASSETS AND LIABILITIES, NET -- 1.44%..............................                       $  2,065,645
                                                                                               ------------
NET ASSETS -- 100.00%...................................................                       $143,659,496
                                                                                               ============

--------
*  See Note 6
@  Illiquid security
#  Fair valued
+  Non-income producing securities
BTLBank Term Loan
LOCLine of Credit
NR Security is not rated.
(1)Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered below investment grade. Ratings are unaudited. Ratings provided as of December 31,2003.
(2)Loans in the Fund's portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The Fund estimates that the maturity of the Loans held in its portfolio will be approximately 55 months.
(3)The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4)Company has filed Chapter 11 bankruptcy.
(5)Parent company is in default of interest payments.
(6)Loan is in default of interest payment.
(7)Market value is composed of 500,000 par value sales with an approximate settlement date of February 23, 2004 at a price of 73.25 and 716,364 remaining par value at a market price of 90.2918.

See Notes to Financial Statements

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2003

Note 1. Organization of the Fund

   The SunAmerica Senior Floating Rate Fund, Inc. (the "Fund"), is a non-diversified closed-end, investment management company. The Fund is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended. The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in senior secured floating rate loans.

   The Fund may offer four classes of shares. Class B shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge which declines from 3% in the first year after purchase to zero after the fourth year. Class C shares are sold to the public at net asset value and are subject to an Early Withdrawal Charge of 1% in the first year after purchase. Class D shares are sold and redeemed at net asset value, and were issued to shareholders of the CypressTree Senior Floating Rate Fund upon its merger into the Fund on May 11, 2001. Class D shares are sold only to investors participating in a fee-based investment advisory program (wrap program) or agency commission program, or to current Class D shareholders. Class A shares are not currently offered, and are available only upon the conversion of Class B and C shares after being held by the shareholders for eight and ten years, respectively. The share classes differ in their respective distribution and service fees. All classes have equal rights to assets and voting privileges.

   Indemnifications: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements:

   Security Valuation: The Fund's investments in loan interests ("Loans") are valued in accordance with guidelines established by the Board of Directors. Under the Fund's current guidelines, Loans for which

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2003 -- (continued)


   an active secondary market exists to a reliable degree in the subadviser's opinion will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree in the subadviser's opinion will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until next interest rate reset and maturity. Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair valued as determined pursuant to procedures adopted in good faith by the Board of Directors (the "Directors"). Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

   The senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

   Repurchase Agreements: The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least 102% of the resale price, and the Fund will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price. At December 31, 2003, the Fund did not enter into any repurchase agreements.

   Investment Income, Expenses, Dividends and Distributions to Shareholders and Income Taxes: Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2003 -- (continued)

   discount. Dividend income is recorded on the ex-dividend date. Facility fees received, which were $817,951 for the year ended December 31, 2003, are amortized as income over the stated life of the Loans. Other income, including amendment fees, commitment fees, letter of credit fees, etc., which were $296,133 for the year ended December 31, 2003, are recorded as income when received or contractually due to the Fund. Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Expenses common to each class of shares are allocated among the classes based upon their relative net asset values of each class or other appropriate methods. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   The Fund issues and redeems shares, invests in securities and distributes dividends from net investment income and net realized gains which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences which include different treatments for interest on defaulted securities, post October losses and organization costs, are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected. The Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

   Securities Transactions. Realized gains or losses on the sale of portfolio assets are recognized on the settlement date using the specific identification method.

   Statement of Cash Flows: Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account, and does not include any short-term investments at December 31, 2003.

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2003 -- (continued)


Note 3. Capital Shares

   The Fund has 1,000,000,000 of $.01 par value shares authorized that may be issued in four different classes, of which three classes were outstanding for the year ended December 31, 2003. Share activity for the year ended December 31, 2003, and the year ended December 31, 2002, was as follows:

                                     Year Ended                Year Ended
                                  December 31, 2003         December 31, 2002
                              ------------------------  ------------------------
                                Shares       Capital      Shares       Capital
Class B                       ----------  ------------  ----------  ------------
Sold.........................    302,522  $  2,767,847     378,450  $  3,414,848
Reinvestment of distributions     85,439       772,401     113,871     1,013,694
Redeemed..................... (1,171,973)  (10,584,805) (1,549,117)  (13,874,711)
                              ----------  ------------  ----------  ------------
   Net increase/(decrease)...   (784,012) $ (7,044,557) (1,056,796) $ (9,446,169)
                              ==========  ============  ==========  ============

                                     Year Ended                Year Ended
                                  December 31, 2003         December 31, 2002
                              ------------------------  ------------------------
                                Shares       Capital      Shares       Capital
Class C                       ----------  ------------  ----------  ------------
Sold.........................  4,140,153  $ 38,020,343     510,065  $  4,590,514
Reinvestment of distributions    276,003     2,497,941     395,405     3,533,372
Redeemed..................... (3,097,227)  (27,885,351) (6,686,276)  (59,883,782)
                              ----------  ------------  ----------  ------------
   Net increase/(decrease)...  1,318,929  $ 12,632,933  (5,780,806) $(51,759,896)
                              ==========  ============  ==========  ============

                                     Year Ended                Year Ended
                                  December 31, 2003         December 31, 2002
                              ------------------------  ------------------------
                                Shares       Capital      Shares       Capital
Class D                       ----------  ------------  ----------  ------------
Sold.........................    182,414  $  1,684,560      44,039  $    397,771
Reinvestment of distributions     54,475       492,983      80,245       717,010
Redeemed.....................   (515,575)   (4,658,230) (1,331,606)  (11,869,996)
                              ----------  ------------  ----------  ------------
   Net increase/(decrease)...   (278,686) $ (2,480,687) (1,207,322) $(10,755,215)
                              ==========  ============  ==========  ============

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2003 -- (continued)


   In order to provide shareholders with liquidity and the ability to receive net asset value on a disposition of shares, the Fund will make monthly offers to repurchase a percentage (usually 10%) of outstanding shares at net asset value. Shareholders are sent a Notification of Repurchase Offer seven to fourteen days before each monthly repurchase offer. During the year ended December 31, 2003 the Fund made twelve Repurchase Offers, and redeemed the amounts shown in the table below. In no case was a monthly Repurchase Offer oversubscribed.

                      Amount Tendered              Amount Tendered
                     ------------------           ------------------
                     Shares   Capital             Shares   Capital
                     ------- ----------           ------- ----------
            January. 544,789 $4,783,248 July..... 449,405 $4,121,142
            February 512,120  4,486,319 August... 198,490  1,818,179
            March... 959,429  8,480,084 September 316,337  2,916,275
            April... 425,988  3,814,635 October.. 279,036  2,583,197
            May..... 222,556  2,013,990 November. 275,330  2,557,816
            June.... 278,219  2,542,519 December. 321,077  3,010,982

Note 4. Purchases And Sales Of Securities

   During the year ended December 31, 2003, the Fund's cost of purchases of Loans and proceeds from Loan sales were $159,415,182 and $90,164,808, respectively.

Note 5. Investment Advisory Agreement And Other Transactions With Affiliates

   The Fund currently maintains an Investment Advisory Agreement with SAAMCo, who is responsible for managing the corporate and business affairs of the Fund, and selects, contracts with and compensates the subadviser to manage the Fund's assets. As compensation for its services the Adviser receives from the Fund an annual fee equal to the following percentage of average daily gross assets: 0.85% for the first $1 billion of average daily gross assets; 0.80% for average daily gross assets between $1 billion and $2 billion; and 0.75% for average daily gross assets of more than $2 billion. For purposes of computing the advisory fee, average daily gross assets are determined by deducting from total assets of the Fund all liabilities except the principal amount of any indebtedness from money borrowed, including debt securities issued by the Fund. For the year ended December 31, 2003, SAAMCo received advisory fees in the amount of $1,091,115.

   Stanfield Capital Partners, LLC ("Stanfield") acts as sub-adviser to the Fund pursuant to a Subadvisory Agreement with SAAMCo. Under the Subadvisory Agreement, Stanfield manages the investment and reinvestment of the Fund's assets. As compensation for its services as subadviser, Stanfield is entitled to receive from SAAMCo an annual fee paid monthly equal to the following percentage of average daily gross assets: 0.25% for the first $1 billion of average daily gross assets; 0.20% for average daily gross

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2003 -- (continued)

   of more than $1 billion. Stanfield received $320,905 as compensation for its services. Average daily gross assets are computed as described above. The fee paid to the subadviser is not an additional charge to the Fund or its shareholders.

   SAAMCo also serves as the Fund's Administrator under an Administration Agreement and is responsible for managing the Fund's business affairs, subject to supervision by the Fund's Board of Directors. For its services, SAAMCo receives an annual fee equal to 0.40% of average daily gross assets of the Fund. Average daily gross assets are computed as described above. For the year ended December 31, 2003 SAAMCo received administrator fees in the amount of $515,003.

   The Fund has adopted Distribution Plans ("Plans") applicable to Class B and C shares to use the assets attributable to that class of shares of the Fund to finance certain activities relating to the distribution of shares to investors. The Plans are compensation plans providing for the payment to AIG SunAmerica Capital Services, Inc. ("SACS"), of a fixed percentage of 0.50% of average net assets to finance distribution expenses, and 0.25% of average net assets to finance service fees. For the year ended December 31, 2003 SACS received distribution fees and early withdrawal charges on redemptions in the amount of $860,534 and $82,363, respectively. For the year ended December 31, 2003 SACS voluntarily waived fees for the following classes:
   Class B $131,164, Class C $350,942.

   Pursuant to the Investment Advisory Agreement, the Adviser voluntarily waived the advisory fee and reimbursed expenses in order to maintain an expense ratio on the Fund that did not exceed a certain voluntary rate. For the period from January 1, 2003 to August 31, 2003 the rates were 1.45% for Class B, 1.50% for Class C, and 1.25% for Class D. Effective September 1, 2003 the rates are 1.75% for Class B, 1.75% for Class C, and 1.25% for Class D. For the year ended December 31, 2003, the Adviser waived fees and reimbursed expenses for the following classes: Class B $160,209, Class C $434,090, and Class D $82,911.

Note 6. Federal Income Taxes

   The following details the tax basis distributions as well as the components of distributable earnings. As of December 31, 2003, the tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from post-October losses of $1,934,501.

         Distributable Earnings           Tax Distributions    Tax Distributions
---------------------------------------- -------------------- ------------------------------------
            For the year ended December 31, 2003              For the year ended December 31, 2002
------------------------------------------------------------- ------------------------------------
         Long-term Gains/   Unrealized              Long-term                    Long-term
Ordinary   Capital Loss    Appreciation   Ordinary   Capital   Ordinary           Capital
 Income     Carryover     (Depreciation)   Income     Gains     Income             Gains
-------- ---------------- -------------- ---------- ---------     ----------     ---------
$27,221   $(24,212,647)    $(3,057,460)  $5,563,653   $ --    $7,219,296           $ --

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2003 -- (continued)


   Capital Loss Carryforwards. At December 31, 2003 capital loss carryforwards available to offset future recognized gains were $24,212,647, with $9,669 expiring in 2005, $334,309 expiring in 2007, $1,179,134 expiring in 2008,
   $9,997,029 expiring in 2009, $7,736,363 expiring in 2010, and $4,956,143 expiring in 2011.

   Unrealized appreciation and depreciation in the value of investments at December 31, 2003 for federal income tax purposes were as follows:

                   Gross unrealized appreciation $   874,953
                   Gross unrealized depreciation  (3,932,413)
                                                 -----------
                   Net unrealized depreciation.. $(3,057,460)
                                                 ===========

Note 7. Director Retirement Plan

   The Directors of the SunAmerica Senior Floating Rate Fund, Inc. have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan ("Retirement Plan"). The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of the Fund (an "Eligible Director") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before age 70, or dies while a Director, such person will be eligible to receive a retirement or death benefit from the Fund. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of the Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may elect to receive any benefits payable under the Retirement Plan, at his or her election either in one lump sum or in up to fifteen annual installments. Any undistributed amounts continue to accrue interest at 8.50% per year. As of December 31, 2003, the Fund had accrued $3,601 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the year ended December 31, 2003, expensed $3,601 for the Retirement Plan, which is included in Directors fee and expenses on the Statement of Operations.

Note 8. Commitments and Contingencies

   The Fund currently has an agreement with State Street Bank & Trust Company that provides a $20,000,000 committed unsecured Line of Credit to the Fund which will be used for cash overdraft protection. The Fund pays a commitment fee of 0.10% on the unused portion annually, and interest is charged on any borrowed amounts at the currently effective Federal Funds Rate plus 0.50%. During the year ended December 31, 2003, the Fund had borrowings outstanding for 56 days under the line of credit and incurred $11,786 in interest charges related to these borrowings. The Fund's average

        SunAmerica Senior Floating Rate Fund, Inc.
        NOTES TO FINANCIAL STATEMENTS -- December 31, 2003 -- (continued)

   amount of debt under the line of credit for the days utilized was $4,276,595 at a weighted average interest of 1.77%.

   The Fund, pursuant to the exemptive relief granted by the Securities and Exchange Commission are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2003 the Fund did not participate in this program.

Note 9. Senior Loan Participation Commitments

   The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 10. Unfunded Loan Commitments

   On December 31, 2003, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

          Name                                  Type         Amount
          ----                            ---------------- ----------
          Alamosa Holdings, LLC.......... Revolver         $  120,130
          Allegheny Energy Supply Co. ... Letter of Credit     73,346
          Amkor Technology, Inc.......... Letter of Credit     19,343
          Amkor Technology, Inc.......... Revolver          1,969,294
          Level 3 Communications, Inc.... Revolver          2,141,462
          Lyondell Chemical Co........... Revolver          1,500,000
          Pacificare Health Systems, Inc. Revolver            426,423
          Westar Energy, Inc............. Revolver            993,333

        SunAmerica Senior Floating Rate Fund, Inc.
        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of the SunAmerica Senior Floating Rate Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the SunAmerica Senior Floating Rate Fund, Inc. (the "Fund") at December 31, 2003, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and selling or agent banks and alternative auditing procedures where replies of confirmation were not received, provide a reasonable basis for our opinion. The financial statements of the Fund for the periods prior to January 1, 2001 were audited by other independent accountants whose report dated February 23, 2001 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

New York, New York
February 19, 2004

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS INFORMATION -- (unaudited)

   The following table contains basic information regarding the Directors that oversee operations of the Fund and other investment companies within the Fund complex.

                                                                               Number of
                                   Term of                                     Funds in
                        Position  Office and                                     Fund             Other
        Name,          Held With  Length of                                     Complex       Directorships
     Address and       SunAmerica    Time         Principal Occupations       Overseen by        Held by
    Date of Birth*      Complex   Served(4)        During Past 5 Years        Director(1)      Director(2)
    --------------     ---------- ---------- -------------------------------- ----------- ---------------------
Judith L. Craven        Director    2000-    Retired Administrator.               75      Director, A.G. Belo
DOB: October 6, 1945               present                                                Corporation
                                                                                          (1992 to present);
                                                                                          Director, Sysco
                                                                                          Corporation
                                                                                          (1996 to present);
                                                                                          Director, Luby's Inc.
                                                                                          (1998 to present).
William F. Devin        Director   1998-     Retired.                             75      Member of the Board
DOB: December 30, 1938             present                                                of Governors,
                                                                                          Boston Stock
                                                                                          Exchange (1985-
                                                                                          Present).

Samuel M Eisenstat      Director   2001-     Attorney, solo practitioner.         47      Director of North
DOB: March 7, 1940                 present                                                European Oil
                                                                                          Royalty Trust.

Stephen J. Gutman       Director   2001-     Partner and Managing Member          47      None
DOB: May 10, 1943                  present   of B.B. Associates LLC
                                             (menswear specialty retailing
                                             and other activities) (June 1988
                                             to present).

Peter A. Harbeck(3)     Director   2001-     President, CEO and Director,         84      None
DOB: January 23, 1954              present   SAAMCo (August 1995 to
                                             present). Director, SACS
                                             (August 1995 to present).

--------
    * The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
   (1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Style Select Series, Inc. (15 portfolios), SunAmerica Strategic Investment Series, Inc. (7 funds), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 portfolios), VALIC Company II (15 funds), Anchor Pathway Funds (7 series) and Seasons Series Trust (19 portfolios).

        SunAmerica Senior Floating Rate Fund, Inc.
        DIRECTORS INFORMATION -- December 31, 2003 -- (continued) (unaudited)

   (2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.
   (3) Interested Director, as defined in the Investment Company Act of 1940.
   (4) Directors serve until their successors are duly elected and qualified, subject to the Board's retirement plan discussed in Note 7 of the financial statements.

   Additional information concerning the Directors is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

                                                    [LOGO] AIG Sun America
                                                               Mutual Funds

            AIG SunAmerica Asset Management Corp.
            Harborside Financial Center
            3200 Plaza 5
            Jersey City, NJ 07311-4992

Directors                           Investment Adviser                       This report is submitted solely for the general
 Judith L. Craven                     AIG SunAmerica Asset Management Corp.  information of shareholders of the Fund.
 William F. Devin                     Harborside Financial Center            Distribution of this report to persons other
 Samuel M. Eisenstat                  3200 Plaza 5                           than shareholders of the Fund is authorized
 Stephen J. Gutman                    Jersey City, NJ 07311-4992             only in connection with a currently effective
 Peter A. Harbeck                                                            prospectus, setting forth details of the Fund,
                                    Distributor                              which must precede or accompany this report.
Officers                              AIG SunAmerica Capital Services, Inc.
 Robert M. Zakem, President           Harborside Financial Center
 Donna M. Handel, Treasurer           3200 Plaza 5
 Joseph P. Kelly, Secretary           Jersey City, NJ 07311-4992
 J. Steven Neamtz, Vice President
 Abbe P. Stein, Vice President and  Shareholder Servicing Agent
   Assistant Secretary                AIG SunAmerica Fund Services, Inc.
 Stacey V. Morrison, Assistant        Harborside Financial Center
   Secretary                          3200 Plaza 5
 Laura E. Filippone, Assistant        Jersey City, NJ 07311-4992
   Treasurer
 Gregory R. Kingston, Vice          Custodian and Transfer Agent
   President and Assistant            State Street Bank and Trust Company
   Treasurer                          P.O. Box 219373
 Robert A. Chopyak, Assistant         Kansas City, MO 64141
   Treasurer

Distributed by:
AIG SunAmerica Capital Services, Inc.
SFANN-12/03

Item 2. Code of Ethics.

The SunAmerica Senior Floating Rate Fund, Inc. ("the Fund") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

Currently, the SunAmerica Senior Floating Rate Fund, Inc. does not have an
Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the Fund's financial statements, supervise the Fund's preparation of its financial statements, and oversee the work of the Fund's independent auditors. The Board of Directors is currently seeking an individual who will qualify as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

        (a) - (d) Aggregate fees billed to the Fund for the last two fiscal years for professional services rendered by the Fund's principal accountant were as follows:

                                                   2003              2002
              Audit Fees                         $60,219           $55,219
              Audit-Related Fees                 $26,095                $0
              Tax Fees                           $10,255            $7,500
              All Other Fees                     $0                     $0

        Audit Fees include amounts related to the audit of the Fund's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the Fund's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.
        (e)
              (1) The Fund's audit committee pre-approves all audit services provided by the Fund's principal accountant for the Fund and all non-audit services provided by the Fund's principal accountant for the Fund, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the Fund, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the Fund.
              (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

        (f) Not Applicable.
        (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the Fund's principal accountant for non-audit services rendered to the Registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the Fund for 2003 and 2002 were $1,513,312 and $801,305, respectively.
        (h) Non-audit services rendered to the Registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the Fund's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      PROXY VOTING POLICIES AND PROCEDURES

       Proxy Voting Responsibility. The Trust has adopted policies and procedures for the voting of proxies relating to portfolio securities. The policies and procedures were drafted according to recommendations by a proxy voting committee composed of senior management of the Trust and the Trust's investment adviser. The policies and procedures enable the Trust to vote proxies in a manner consistent with the best interests of the Trust's shareholders.

       The Trust has retained a proxy voting service, the Investor Responsibility Research Center (the "IRRC"), to effect votes on behalf of the Trust according to the Trust's policies and procedures, and to assist the Trust with recordkeeping of proxy votes.

       Except as otherwise described below regarding case-by-case voting matters and when conflicts of interest arises, neither SunAmerica nor any subadviser has discretion concerning proxy voting decisions.

       Company Management Recommendations. When determining whether to invest in the securities of a particular company, one of the key factors the portfolio manager considers is the quality and depth of the company's management. In holding portfolio securities, the Trust is seeking to maximize the investment value for shareholders, but not necessarily exercise control over the issuers of portfolio securities or otherwise advance a particular social agenda. The Trust's policies and procedures therefore provide that the Trust will generally vote in support of management recommendations on most corporate matters. When a Trust's portfolio manager is dissatisfied with a company's management, the Trust typically will sell the holding.

       Case-By-Case Voting Matters. The policies and procedures identify certain voting matters that will be decided on a case-by-case basis. In these circumstances, the Trust may request guidance or a recommendation from the proxy voting committee, the portfolio manager or other appropriate personnel of SunAmerica and/or the subadviser of a Fund. In these instances, such person(s) will recommend the vote that will maximize value for and is in the best interests of the Trust's shareholders.

       Examples of the Trust's Positions on Voting Matters. Consistent with the approaches described above, the following are examples of the Trust's voting positions on specific matters:

   .   Vote with management recommendations on most corporate matters;

   . Vote with management recommendations on proposals to increase or decrease authorized common stock;

   . Vote against the authorization of preferred stock if the company's board has unlimited rights to set the terms and conditions of the shares;

   . Vote for a management proposal to decrease authorized preferred stock or cancel a class or series of preferred stock;

   . Vote on a case-by-case basis regarding finance, merger and acquisition matters;

   .   Vote against most shareholder proposals;

   . Abstain from voting on social responsibility or environmental matters, unless the fund's objective is directly related to the social or environmental matter in question;1

   . Not vote proxies for index funds/portfolios and passively managed funds/portfolios;2 and

   . May vote in favor of or against proposals relating to stock option plans and other management compensation issues depending on the details of the plan.

       Conflicts of Interest. Senior management of the Trust and SunAmerica, including members of the proxy voting committee and legal and compliance personnel, and/or a subadviser, will resolve conflicts of interest presented by a proxy vote. In practice, application of the Trust's proxy voting policies and procedures will in most instances adequately address any possible conflicts of interest, as the policies and procedures were pre-determined by the proxy voting committee, and votes are effected according to the policies and procedures by the IRRC, an independent third party. Also, the proxy voting committee consists of members who are not involved in marketing or other business units that may be likely to present conflicts.



---------

/1/ In these circumstances, the Fund will consider the effect that the vote's outcome may have on the issuing company and the value of its securities as part of the Fund's overall investment evaluation of whether to retain or sell the company's securities. The Fund will either retain or sell the securities according to the best interests of the Fund's shareholders.

/2/ The Board of the Trustees has determined that the costs of voting proxies for index and passively managed funds will generally outweigh any benefits that may be achieved by voting such proxies because the outcome will not directly affect whether the fund retains a particular security. That is, the fund will retain or sell a particular security based on objective, rather than subjective, criteria. For example, in the case of an index fund, the fund will make a determination to retain or sell a security based on whether the index retains or deletes the security.

       However, if a situation arises where a vote presents a conflict between the interests of the Trust's shareholders and the interests of SunAmerica, the Trust's principal underwriter, or one of SunAmerica's or the underwriter's affiliates, and the conflict is known to the Trust, senior management of the Trust and SunAmerica, including the proxy voting committee, will be consulted. Any Individual with a known conflict may be required by the proxy voting committee to recuse himself or herself from being involved in the proxy voting decision. Senior management, including the proxy voting committee, will evaluate the situation and ensure that the Trust selects the vote that is in the best interests of the Trust's shareholders.

       Proxy Voting Records. The IRRC will maintain records of voting decisions for each vote cast on behalf of the Trust. Pursuant to SEC requirements, beginning in August of 2004, on an annual basis the Trust will make available on its website its proxy voting record for the one-year period ending on June 30th. The proxy voting record will also be available on the SEC's website at http://www.sec.gov.

Item 8. Reserved.

Item 9. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

     (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

          (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By: /s/Robert M. Zakem
    ------------------
    Robert M. Zakem
    President

Date: March 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Robert M. Zakem
    ------------------
    Robert M. Zakem
    President

Date: March 9, 2004

By: /s/Donna M. Handel
    ------------------
    Donna M. Handel
    Treasurer

Date: March 9, 2004